Shareholder's Equity, Convertible Preferred Stock (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended	9 Months Ended	12 Months Ended		14 Months Ended
	Mar. 12, 2019	Jul. 03, 2018	Nov. 27, 2017	Apr. 24, 2017	Jan. 10, 2017	Nov. 03, 2016	Oct. 30, 2016	Jul. 20, 2016	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 03, 2018
Class of Stock Disclosures [Abstract]
Proceeds from issuance of convertible preferred stock and Warrants					$ 200	$ 3,600	$ 3,800	$ 3,500
Preferred stock, shares outstanding (in shares)									0	0	0	0
Net proceeds from issuance of convertible preferred stock													$ 28,800
Warrants [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share)											$ 29.68
Warrants [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share)											$ 43,848
Series B Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceed from issuance of preferred stock								$ 1,600
Series C Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Beneficial conversion amount					1,300
Preferred stock, shares outstanding (in shares)											0	0
Series D Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Beneficial conversion amount					$ 500
Preferred stock, shares outstanding (in shares)											0	0
Series B and B-1 Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, shares outstanding (in shares)											0	0
Series B, C And D Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Aggregate cash placement fee											6.00%
Series E Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceed from issuance of preferred stock				$ 9,200
Beneficial conversion amount				1,000
Preferred stock, shares outstanding (in shares)											0	0
Net proceeds from issuance of convertible preferred stock				$ 8,000
Series E Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants issued to the placement agent (in shares)											0
Series F Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceed from issuance of preferred stock			$ 18,000
Beneficial conversion amount			8,700
Preferred stock, shares outstanding (in shares)									535	535	535	3,780
Net proceeds from issuance of convertible preferred stock			$ 16,200
Conversion price (in dollars per share)	$ 5.25	$ 29.68	$ 63.00										$ 29.68
Number of consecutive trading days considered for expiration									20 days		20 days
Number of consecutive trading days									30 days		30 days
Number of preferred shares converted to common stock (in shares)		34	286,714								279,526	226,504
Preferred stock, shares issued (in shares)			18,000						535	535	535	3,780
Common stock issued (in shares)		181,941
Number of convertible preferred shares converted (in shares)											17,465	14,220
Aggregate cash placement fee	8.00%	8.00%	8.00%	9.00%
Public offering price (in dollars per share)		$ 29.68											$ 29.68
Gross proceeds from public stock offering		$ 5,400
Warrants exercisable (in shares)		554,322											554,322
Series F Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Percentage of volume weighted average price of common stock			300.00%
Trading volume for each trading day			$ 200
Series F Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			573,310
Warrants issued to the placement agent (in shares)										0	0
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share)		$ 29.68	$ 63.00										$ 29.68
Number of preferred shares converted to common stock (in shares)			16
Warrants to purchase shares of common stock (in shares)			16
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share)		$ 29.68	$ 63.00										$ 29.68
Number of preferred shares converted to common stock (in shares)			16
Warrants to purchase shares of common stock (in shares)			16